UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                  July 2, 2006 to August 1, 2006

        Commission File Number of issuing entity:  333-130961-12

                   Harborview Mortgage Loan Trust 2006-5
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-130961

                    Greenwich Capital Acceptance, Inc.,
         (Exact name of depositor as specified in its Charter)

                   Greenwich Capital Financial Products, Inc
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                              06-1442101
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
               1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (203) 625-2700

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class 1-A1A         [ ]             [ ]             [X]        Not Applicable
Class 1-A1B         [ ]             [ ]             [X]        Not Applicable
Class 2-A1A         [ ]             [ ]             [X]        Not Applicable
Class 2-A1B         [ ]             [ ]             [X]        Not Applicable
Class 2-A1C         [ ]             [ ]             [X]        Not Applicable
Class X-1           [ ]             [ ]             [X]        Not Applicable
Class X-2           [ ]             [ ]             [X]        Not Applicable
Class X-3           [ ]             [ ]             [X]        Not Applicable
Class PO-1          [ ]             [ ]             [X]        Not Applicable
Class PO-2          [ ]             [ ]             [X]        Not Applicable
Class PO-B          [ ]             [ ]             [X]        Not Applicable
Class A-R           [ ]             [ ]             [X]        Not Applicable
Class B-1           [ ]             [ ]             [X]        Not Applicable
Class B-2           [ ]             [ ]             [X]        Not Applicable
Class B-3           [ ]             [ ]             [X]        Not Applicable
Class B-4           [ ]             [ ]             [X]        Not Applicable
Class B-5           [ ]             [ ]             [X]        Not Applicable
Class B-6           [ ]             [ ]             [X]        Not Applicable
Class B-7           [ ]             [ ]             [X]        Not Applicable
Class B-8           [ ]             [ ]             [X]        Not Applicable
Class B-9           [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

This Form 10-D is being amended to include the August 21, 2006 Monthly Distribution Report, revised to include the corrected interest distributions.

PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         See Exhibit Monthly Distribution Date Statement for the period covered herein.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None

Item 7.  Significant Enhancement Provider Information.
         The unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended and the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the six months ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.
    The unaudited condensed balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three and six month periods ended
June 30, 2006 and June 30, 2005, the unaudited condensed statements of changes in shareholders' equity for the six month period ended
June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the six month periods ended
June 30, 2006 and June 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended
June 30, 2006, as filed with the Commission on August 9, 2006.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

   99.1  Monthly Distribution Date Statement for the period covered herein.

   99.2 Copy of the unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended and the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the six months ended
         June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.

   99.3 Copy of the unaudited condensed balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three and six month periods ended June 30, 2006 and June 30, 2005, the unaudited condensed statements of changes in shareholders' equity for the six month period ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the six month periods ended June 30, 2006 and June 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit
         99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.

                                    SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           Greenwich Capital Acceptance, Inc.
                                           (Depositor)



                                           /s/: Thomas J. Conway
                                           Name: Thomas J. Conway
                                           Title: Senior Vice President

     Date: October 23, 2006


EXHIBIT INDEX

   99.1  Monthly Distribution Date Statement for the period covered herein.

   99.2 Copy of the unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended and the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the six months ended
         June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.

   99.3 Copy of the unaudited condensed balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three and six month periods ended June 30, 2006 and June 30, 2005, the unaudited condensed statements of changes in shareholders' equity for the six month period ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the six month periods ended June 30, 2006 and June 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit
         99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.

EXHIBIT 99.2
Copy of the unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended and the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the six months ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended
June 30, 2006, as filed with the Commission on August 9, 2006.


EXHIBIT 99.3
Copy of the unaudited condensed balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three and six month periods ended June 30, 2006 and June 30, 2005, the unaudited condensed statements of changes in shareholders' equity for the six month period ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the six month periods ended June 30, 2006 and June 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from
Exhibit 99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.